EXHIBIT 99.11

CLAYTON VALUATIONS SUMMARY

Client Name:	SG Capital
Client Project Name:	SGR 2020-2
Start - End Dates:	12/26/2019 - 1/6/2020
Deal Loan Count:	2

Valuations Summary

Loans in Report:	2

					Origination Values								Automated Valuation Model						Desk Review				Second Desk Review				Field Review				Second Field Review				1004 SFR (Mar 05)				2055 Ext Only (Mar 05)				BPO (Broker Price Opinion)				Other					AUS Information
Loan Number	Seller Loan Number	Original Balance	Sales Price	Value for LTV	Appraised Date	Appraised Value	Appraisal Form	AVM Vendor Name	Confidence Score	Review Date	Review Value	Review Type	Report Date	Value	Variance Amount	Variance (%)	AVM Vendor Name	Confidence Score	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Report Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Other - Valuation Type	Report Date	Value	Variance Amount	Variance (%)	CU Score
XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	1025 Multi-Fam (Mar 05)												xx/xx/xxxx	xxxx	xxxx	0.00%																														(No Data)
XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	1004 SFR (Mar 05)												xx/xx/xxxx	xxxx	xxxx	0.00%																														(No Data)